Leases - Summary of Break Up of Lease Liabilities Included in Consolidated Balance Sheet (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Quantitative Information About Lease Liabilities [Abstract]
Current lease liabilities	$ 106.7	₨ 8,095.4	₨ 8,140.0
Non-current lease liabilities	786.7	59,624.4	54,120.6
Total lease liabilities	$ 893.4	₨ 67,719.8	₨ 62,260.6